PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT, SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	December 31,	December 31,
	2024	2025
	RMB	RMB

Cost
Leasehold improvement	37,038	46,955
Machine	16,805	26,831
Furniture	14,868	14,591
Software	18,213	9,460
Electronic equipment	16,379	9,083
Vehicles and motors	6,656	4,332
Construction in progress	98	3,097
Total property, equipment and software	110,057	114,349

Less: accumulated depreciation and amortization
Leasehold improvement	(3,837)	(10,039)
Machine	(1,211)	(2,753)
Furniture	(873)	(975)
Software	(16,891)	(9,413)
Electronic equipment	(13,052)	(4,164)
Vehicles and motors	(2,773)	(1,558)
Total accumulated depreciation and amortization	(38,637)	(28,902)

Net book value	71,420	85,447